Amplify Etho Climate Leadership U.S. ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 94.2%	Shares	Value
Communication Services - 3.8%
Alphabet, Inc. - Class A	1,895	$ 677,216
Cargurus, Inc. (a)	15,996	545,304
Electronic Arts, Inc.	2,673	548,072
Globalstar, Inc. (a)	8,200	666,578
IDT Corp. - Class B	11,103	645,751
Liberty Broadband Corp. - Class C (a)	10,828	360,139
Magnite, Inc. (a)	46,594	884,354
Netflix, Inc. (a)	5,665	404,481
New York Times Co. - Class A	6,505	455,220
Pinterest, Inc. - Class A (a)	29,698	624,549
Spotify Technology SA (a)	1,123	515,603
T-Mobile US, Inc.	2,603	436,601
Trade Desk, Inc. - Class A (a)	24,004	433,992
		7,197,860

Consumer Discretionary - 9.8%
Boot Barn Holdings, Inc. (a)	3,721	611,249
Burlington Stores, Inc. (a)	1,674	530,323
Cheesecake Factory, Inc.	10,145	806,933
Chipotle Mexican Grill, Inc. (a)	17,015	578,510
Columbia Sportswear Co.	9,972	616,469
Dorman Products, Inc. (a)	5,304	723,731
eBay, Inc.	5,996	670,053
Ethan Allen Interiors, Inc.	24,822	554,523
Etsy, Inc. (a)	10,990	827,877
EVgo, Inc. (a)(b)	316,663	604,826
Expedia Group, Inc.	2,362	604,389
Garmin, Ltd.	2,354	559,169
Gentex Corp.	24,934	630,082
Gentherm, Inc. (a)	19,606	668,761
Green Brick Partners, Inc. (a)	8,451	676,418
Installed Building Products, Inc.	2,057	472,781
LCI Industries	4,461	472,331
Meritage Homes Corp.	8,993	754,063
O'Reilly Automotive, Inc. (a)	5,900	543,331
Patrick Industries, Inc.	4,922	441,897
Penske Automotive Group, Inc.	3,665	655,852
Planet Fitness, Inc. - Class A (a)	7,323	382,041
Pool Corp.	2,706	581,519
RealReal, Inc. (a)	60,491	713,189
Ross Stores, Inc.	2,518	535,956
Somnigroup International, Inc.	7,382	578,749
Standard Motor Products, Inc.	15,773	614,674
TJX Cos., Inc.	3,539	536,158
Winmark Corp.	1,276	539,850
Winnebago Industries, Inc.	17,857	557,853
Wyndham Hotels & Resorts, Inc.	6,731	566,818
		18,610,375

Consumer Staples - 5.1%
Chefs' Warehouse, Inc. (a)	9,311	894,787
elf Beauty, Inc. (a)	8,986	664,964

Grocery Outlet Holding Corp. (a)	78,517	783,600
Ingles Markets, Inc. - Class A	6,067	537,415
Interparfums, Inc.	6,029	674,404
Marzetti Co.	3,963	452,416
McCormick & Co., Inc.	10,957	552,452
National Beverage Corp. (a)	16,186	505,003
Natural Grocers by Vitamin Cottage, Inc.	21,148	656,011
Niagen Bioscience, Inc. (a)	123,506	393,984
Oatly Group AB (b)	53,992	504,825
PriceSmart, Inc.	3,678	718,461
Simply Good Foods Co. (a)	37,955	504,042
Sprouts Farmers Market, Inc. (a)	7,062	597,304
Village Super Market, Inc. - Class A	13,006	548,593
WD-40 Co.	2,680	652,955
		9,641,216

Financials - 12.8%
Affiliated Managers Group, Inc.	1,968	665,971
Aflac, Inc.	4,983	584,257
American Express Co.	1,801	609,188
Ameriprise Financial, Inc.	1,229	563,816
Arch Capital Group Ltd. (a)	5,674	550,718
Assured Guaranty Ltd.	6,718	538,515
Bank OZK	12,052	627,789
Beacon Financial Corp.	18,301	557,265
Block, Inc. (a)	9,051	687,876
Charles Schwab Corp.	5,810	536,089
Cincinnati Financial Corp.	3,531	653,729
City Holding Co.	4,618	612,532
Employers Holdings, Inc.	13,316	672,192
Fidelity National Financial, Inc.	12,026	567,146
First Commonwealth Financial Corp.	31,146	633,198
First Financial Bankshares, Inc.	18,580	642,868
German American Bancorp, Inc.	13,098	621,631
Hilltop Holdings, Inc.	15,261	591,822
Huntington Bancshares, Inc.	35,593	631,064
Interactive Brokers Group, Inc. - Class A	8,259	718,863
Jack Henry & Associates, Inc.	3,457	476,167
Mastercard, Inc. - Class A	1,091	560,338
Nicolet Bankshares, Inc.	3,671	607,147
Palomar Holdings, Inc. (a)	4,558	576,086
Park National Corp.	3,348	612,650
Pathward Financial, Inc.	6,107	531,675
PayPal Holdings, Inc.	12,070	521,183
PJT Partners, Inc. - Class A	3,903	589,119
Progressive Corp.	2,747	600,082
Radian Group, Inc.	16,552	623,514
Reinsurance Group of America, Inc.	2,676	569,051
South Plains Financial, Inc.	13,035	561,613
SOUTHSTATE BANK CORP	5,912	590,609
Synchrony Financial	8,030	610,681
Unum Group	7,552	675,149
Visa, Inc. - Class A	1,805	619,277
Voya Financial, Inc.	8,135	736,462
W R Berkley Corp.	8,404	592,734
WesBanco, Inc.	15,914	621,123
Zions Bancorp NA	9,503	657,513
		24,198,702

Health Care - 12.7%
10X Genomics, Inc. - Class A (a)	25,655	983,613
Adaptive Biotechnologies Corp. (a)	39,881	855,447
Addus HomeCare Corp. (a)	5,816	584,334
Agilent Technologies, Inc.	4,779	634,795
Agios Pharmaceuticals, Inc. (a)	16,100	597,471
Arcutis Biotherapeutics, Inc. (a)	23,118	606,154
AtriCure, Inc. (a)	19,091	534,166
BioLife Solutions, Inc. (a)	29,012	819,299
Bio-Rad Laboratories, Inc. - Class A (a)	1,954	573,714
Castle Biosciences, Inc. (a)	22,186	529,136
Catalyst Pharmaceuticals, Inc. (a)	21,998	691,397
Corcept Therapeutics, Inc. (a)	13,512	1,174,868
Edwards Lifesciences Corp. (a)	6,801	615,219
Glaukos Corp. (a)	5,142	718,646
Guardant Health, Inc. (a)	5,993	899,130
Haemonetics Corp. (a)	9,822	736,650
Halozyme Therapeutics, Inc. (a)	8,427	659,581
IDEXX Laboratories, Inc. (a)	969	510,120
Incyte Corp. (a)	5,787	656,014
Insmed, Inc. (a)	3,331	355,151
Insulet Corp. (a)	2,596	395,241
Intuitive Surgical, Inc. (a)	1,182	470,058
Ionis Pharmaceuticals, Inc. (a)	7,253	575,090
LeMaitre Vascular, Inc.	4,998	479,608
Medpace Holdings, Inc. (a)	1,134	600,555
Merit Medical Systems, Inc. (a)	7,902	547,925
Penumbra, Inc. (a)(b)	1,673	528,250
Personalis, Inc. (a)	85,504	1,145,754
Repligen Corp. (a)	4,623	630,762
SELLAS Life Sciences Group, Inc. (a)(b)	128,761	1,900,512
STAAR Surgical Co. (a)	29,372	842,683
Veeva Systems, Inc. - Class A (a)	3,101	550,335
Veracyte, Inc. (a)	16,910	993,124
Waters Corp. (a)	1,829	685,948
		24,080,750

Industrials - 18.6%
Advanced Drainage Systems, Inc.	3,976	624,073
Alamo Group, Inc.	3,306	543,804
Allegion PLC	3,760	528,242
Automatic Data Processing, Inc.	2,695	603,545
AZZ, Inc.	4,357	675,553
Brady Corp. - Class A	6,718	615,167
Builders FirstSource, Inc. (a)	6,616	592,000
Carlisle Cos., Inc.	1,636	593,459
Comfort Systems USA, Inc.	402	796,744
CSW Industrials, Inc.	2,092	582,204
Custom Truck One Source, Inc. (a)	83,602	987,340
Deluxe Corp.	19,953	476,478
Donaldson Co., Inc.	6,434	577,580
EMCOR Group, Inc.	738	612,451
Enerpac Tool Group Corp.	14,934	535,533
ExlService Holdings, Inc. (a)	17,887	462,558
Exponent, Inc.	8,378	492,291
Federal Signal Corp.	5,041	647,718
Fortune Brands Home & Security, Inc.	14,276	783,752
Franklin Electric Co., Inc.	5,921	634,672
Gibraltar Industries, Inc. (a)	13,661	616,111

Global Industrial Co.	17,397	582,104
Huron Consulting Group, Inc. (a)	4,272	385,164
Illinois Tool Works, Inc.	2,093	566,094
Kadant, Inc.	1,864	585,725
Korn Ferry	8,652	576,050
Lindsay Corporation	4,585	567,623
Matson, Inc.	3,382	650,122
MSC Industrial Direct Co., Inc. - Class A	5,924	704,660
Mueller Industries, Inc.	4,925	605,430
Mueller Water Products, Inc. - Class A	19,850	512,725
NPK International, Inc. (a)	37,589	598,041
nVent Electric PLC	4,685	794,623
OPENLANE, Inc. (a)	18,989	783,106
Paychex, Inc.	5,966	586,637
Paycom Software, Inc.	4,490	564,303
Paylocity Holding Corp. (a)	5,041	526,936
Preformed Line Products Co.	2,044	839,185
Quanex Building Products Corp.	30,410	566,234
QXO, Inc. (a)(b)	28,046	484,635
Resideo Technologies, Inc. (a)	16,157	502,483
Rockwell Automation, Inc.	1,546	765,394
Simpson Manufacturing Co., Inc.	3,174	664,477
SiteOne Landscape Supply, Inc. (a)	4,092	468,166
SS&C Technologies Holdings, Inc.	8,083	501,550
Sterling Infrastructure, Inc. (a)	1,337	1,122,224
Toro Co.	5,829	567,861
Transcat, Inc. (a)	7,415	687,890
Trex Co., Inc. (a)	15,199	760,558
United Rentals, Inc.	754	854,199
Upwork, Inc. (a)	49,695	415,450
Verisk Analytics, Inc.	2,876	516,328
Watts Water Technologies, Inc. - Class A	1,910	747,669
WESCO International, Inc.	1,993	688,442
Willdan Group, Inc. (a)	7,114	562,717
WillScot Holdings Corp.	31,640	913,130
		35,199,210

Information Technology - 25.3% (c)
Accenture PLC - Class A	2,788	346,939
Adobe, Inc. (a)	2,241	459,450
Aehr Test Systems (a)	14,813	1,422,937
Amdocs Ltd.	8,346	421,807
Analog Devices, Inc.	1,715	681,147
Apple, Inc.	2,147	621,256
Arista Networks, Inc. (a)	4,474	760,043
Autodesk, Inc. (a)	2,275	442,305
Badger Meter, Inc. (b)	3,583	531,645
Calix, Inc. (a)	11,118	414,924
CEVA, Inc. (a)	29,157	1,375,044
Cloudflare, Inc. - Class A (a)	2,640	647,539
Coherent Corp. (a)	2,306	909,648
Commvault Systems, Inc. (a)	6,993	991,118
Datadog, Inc. - Class A (a)	4,653	1,211,455
Digi International, Inc. (a)	11,484	860,726
Dropbox, Inc. - Class A (a)	23,973	658,538
Enphase Energy, Inc. (a)	14,640	720,874
Entegris, Inc.	4,724	849,659
ePlus, Inc.	7,238	602,419
Everpure, Inc. - Class A (a)	9,225	726,838

F5, Inc. (a)	1,913	795,731
Fair Isaac Corp. (a)	510	609,338
FormFactor, Inc. (a)	5,663	905,684
Gartner, Inc. (a)	3,440	445,893
Globant SA (a)	11,812	341,839
GoDaddy, Inc. - Class A (a)	6,588	559,189
Guidewire Software, Inc. (a)	3,642	448,148
HubSpot, Inc. (a)	2,231	407,180
Impinj, Inc. (a)	5,390	772,010
IPG Photonics Corp. (a)	4,753	557,622
Itron, Inc. (a)	6,077	525,843
KLA Corp.	3,702	1,116,930
Lattice Semiconductor Corp. (a)	5,967	912,712
LightPath Technologies, Inc. - Class A (a)	55,189	902,340
MaxLinear, Inc. (a)	31,585	4,043,828
Microsoft Corp.	1,474	549,831
MongoDB, Inc. (a)	2,261	759,470
Monolithic Power Systems, Inc.	506	699,474
NetApp, Inc.	5,406	836,633
Novanta, Inc. (a)	4,687	760,419
NVIDIA Corp.	3,126	625,481
Okta, Inc. (a)	7,033	959,653
Onto Innovation, Inc. (a)	2,656	1,005,163
PC Connection, Inc.	9,396	685,814
PDF Solutions, Inc. (a)	16,651	1,178,724
Pegasystems, Inc.	12,797	383,526
Power Integrations, Inc.	10,728	898,577
Progress Software Corp. (a)	21,581	724,690
PTC, Inc. (a)	3,822	434,217
Qualcomm, Inc.	4,309	796,260
Rambus, Inc. (a)	6,385	847,545
Semtech Corp. (a)	7,143	1,156,095
ServiceNow, Inc. (a)	5,210	517,249
Synopsys, Inc. (a)	1,374	612,900
Teradyne, Inc.	1,868	903,813
Texas Instruments, Inc.	2,829	843,240
Universal Display Corp.	5,942	514,518
Veeco Instruments, Inc. (a)	16,222	1,229,628
VeriSign, Inc.	2,197	552,677
Zoom Communications, Inc. - Class A (a)	6,775	584,750
		48,060,945

Materials - 3.1%
AptarGroup, Inc.	4,334	542,617
Balchem Corp.	3,214	543,005
Ecolab, Inc.	2,047	570,315
Element Solutions, Inc.	16,235	775,221
Hawkins, Inc.	3,576	508,150
Myers Industries, Inc.	26,228	926,111
Quaker Chemical Corp.	4,433	704,271
Reliance, Inc.	1,796	670,985
Scotts Miracle-Gro Co.	9,027	614,829
		5,855,504

Real Estate - 0.7%
CoStar Group, Inc. (a)	13,502	382,377
Newmark Group, Inc. - Class A	36,432	550,487
Zillow Group, Inc. - Class A (a)	13,159	412,798
		1,345,662

Utilities - 2.3%
American States Water Co.	7,236		597,911
American Water Works Co., Inc.	4,022		529,215
Clearway Energy, Inc. - Class C	14,017		479,101
Consolidated Water Co. Ltd.	16,457		485,481
H2O America	9,333		567,166
Middlesex Water Co.	10,515		590,522
Ormat Technologies, Inc.	4,870		530,343
XPLR Infrastructure LP (a)	51,286		605,688
			4,385,427
TOTAL COMMON STOCKS (Cost $148,431,710)			178,575,651

REAL ESTATE INVESTMENT TRUSTS - 5.6%	Shares		Value
Financials - 0.6%
HA Sustainable Infrastructure Capital, Inc.	14,821		578,760
KKR Real Estate Finance Trust, Inc. (b)	88,997		608,739
			1,187,499

Real Estate - 5.0%
EastGroup Properties, Inc.	2,943		596,046
Essex Property Trust, Inc.	2,251		656,369
First Industrial Realty Trust, Inc.	9,415		577,234
Host Hotels & Resorts, Inc.	28,427		674,004
Kilroy Realty Corp.	19,622		735,236
Outfront Media, Inc.	20,692		677,870
Sabra Health Care REIT, Inc.	28,607		558,123
Safehold, Inc.	40,256		632,019
SBA Communications Corp.	3,178		560,790
Tanger, Inc.	16,125		636,454
Terreno Realty Corp.	9,063		587,010
Transcontinental Realty Investors, Inc. (a)	15,747		724,205
Urban Edge Properties	27,429		627,575
Whitestone REIT	34,455		653,267
WP Carey, Inc.	8,014		573,001
			9,469,203
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,715,017)			10,656,702

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.9%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.75% (d)	5,571,689		5,571,689
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,571,689)			5,571,689

MONEY MARKET FUNDS - 0.2%	Shares		Value
Invesco Government & Agency Portfolio - Institutional Class, 3.57% (d)	333,918		333,918
TOTAL MONEY MARKET FUNDS (Cost $333,918)			333,918

TOTAL INVESTMENTS - 102.9% (Cost $164,052,334)			195,137,960
Liabilities in Excess of Other Assets - (2.9)%		(0.02925)	(5,545,819)
TOTAL NET ASSETS - 100.0%			$ 189,592,141

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $4,741,132.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Amplify Etho Climate Leadership U.S. ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 178,575,651	$ –	$ –	$ 178,575,651
Real Estate Investment Trusts	10,656,702	–	–	10,656,702
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	5,571,689
Money Market Funds	333,918	–	–	333,918
Total Investments	$ 189,566,271	$ –	$ –	$ 195,137,960

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.